Stockholders' Equity - Summary of Fair Value of Option Grant Estimated using Black-Scholes Option-Pricing Model (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 15 days	6 years 15 days	6 years 15 days	6 years 15 days	5 years 9 months 7 days
Expected volatility	58.00%	45.00%	48.00%	46.00%	48.00%
Risk-free interest rate	1.80%	1.12%	1.26%	1.01%	2.29%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%